Segment Information - Summary of Geographical Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Net sales	kr 232,390	kr 227,216	kr 210,838
Non-current assets, total	66,244	61,633	51,206
Networks [member]
Disclosure of geographical areas [line items]
Net sales	165,978	155,009	138,570
Digital services [member]
Disclosure of geographical areas [line items]
Net sales	37,324	39,857	38,089
Managed services [member]
Disclosure of geographical areas [line items]
Net sales	22,600	25,565	25,770
Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	6,488	6,785	8,409
South East Asia, Oceania and India [member]
Disclosure of geographical areas [line items]
Net sales	30,048	29,776	29,589
Non-current assets, total	812	1,199	445
South East Asia, Oceania and India [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	21,464	21,850	21,337
South East Asia, Oceania and India [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	4,329	4,033	4,824
South East Asia, Oceania and India [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	4,219	3,836	3,388
South East Asia, Oceania and India [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	36	57	40
North East Asia [member]
Disclosure of geographical areas [line items]
Net sales	33,334	26,400	22,309
Non-current assets, total	2,648	2,881	1,833
North East Asia [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	27,120	20,339	15,915
North East Asia [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	5,124	4,857	4,849
North East Asia [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	831	1,026	1,465
North East Asia [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	259	178	80
North America [member]
Disclosure of geographical areas [line items]
Net sales	73,775	70,223	58,586
Non-current assets, total	12,749	11,570	9,397
North America [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	62,199	55,808	46,452
North America [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	7,979	9,646	8,358
North America [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	3,529	4,673	3,680
North America [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	68	96	96
Europe and Latin America [member]
Disclosure of geographical areas [line items]
Net sales	55,745	59,006	59,563
Non-current assets, total	49,895	45,832	39,481
Europe and Latin America [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	33,257	33,884	33,887
Europe and Latin America [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	11,954	12,571	12,172
Europe and Latin America [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	10,167	12,149	13,191
Europe and Latin America [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	367	402	313
Middle East and Africa [member]
Disclosure of geographical areas [line items]
Net sales	23,298	25,525	24,338
Non-current assets, total	140	151	50
Middle East and Africa [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	13,281	14,604	13,826
Middle East and Africa [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	6,144	7,015	6,451
Middle East and Africa [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	3,854	3,881	4,046
Middle East and Africa [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	19	25	15
Other regions [member]
Disclosure of geographical areas [line items]
Net sales	16,190	16,286	16,453
Other regions [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	8,657	8,524	7,153
Other regions [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	1,794	1,735	1,435
Other regions [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	5,739	6,027	7,865
Sweden [member]
Disclosure of geographical areas [line items]
Net sales	1,123	589	2,315
Non-current assets, total	43,627	38,313	34,434
European union [Member]
Disclosure of geographical areas [line items]
Net sales	29,501	35,729	35,941
Non-current assets, total	48,133	44,306	38,423
US [member]
Disclosure of geographical areas [line items]
Net sales	77,835	73,279	61,446
Non-current assets, total	11,533	10,176	8,349
China [member]
Disclosure of geographical areas [line items]
Net sales	18,745	15,860	14,601
Non-current assets, total	kr 2,136	kr 2,402	kr 1,525